Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Movements of Goodwill
The movements in 2019 and 2018 were as follows:

£m 1
Cost
1 January 2018	13,597. 0
Additions 2	154.4
Revision of earnout estimates	(67.6)
Exchange adjustments	368. 1
31 December 2018	14,051.9
Additions 2	8.5
Revision of earnout estimates	(14.1)
Disposals	(18.6)
Transfer to disposal group classified as held for sale	(2,7 2 9. 1)
Exchange adjustments	(41 0.0)
31 December 2019	10,888.6

Accumulated impairment losses and write-downs
1 January 2018	722.4
Impairment losses for the year	176.5
Exchange adjustments	20.4
31 December 2018	919.3
Impairment on classification as held for sale 3	70.9
Impairment losses for the year	47.7
Transfer to disposal group classified as held for sale	(230.6)
Exchange adjustments	(29.3)
31 December 2019	778.0

Net book value
31 December 2019	10,110.6
31 December 2018	13,132.6
1 January 201 8	12,874.6

Notes
1	Figures have been restated, as described in the accounting policies.
2
Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.

3	Goodwill impairment of £70.9 million arose from the assessment of fair value less costs to sell of the Kantar group on classification as held for sale under IFRS 5.

Movements of Other Intangible Assets
Other intangible assets

The movements in 2019 and 2018 were as follows:

	Brands with an indefinite useful life £m	Acquired intangibles £m	Other £m	Total £m
Cost
1 January 2018	1,081.3	2,547.8	411.5	4,040.6
Additions	–	–	60.4	60.4
Disposals	–	(0.9)	(37.3)	(38.2)
New acquisitions	–	40.3	–	40.3
Other movements 1	–	2.9	(7.4)	(4.5)
Exchange adjustments	51.5	19.9	10.1	81.5
31 December 2018	1,132.8	2,610.0	437.3	4,180.1
Additions	–	–	43.2	43.2
Disposals	–	(3.4)	(41.0)	(44.4)
New acquisitions	–	3.5	–	3.5
Other movements		–	(1.4)	(1.4)
Exchange adjustments	(41.4)	(28.2)	(9.9)	(79.5)
Transfer to disposal group classified as held for sale	–	(979.0)	(115.9)	(1,094.9)
31 December 2019	1,091.4	1,602.9	312.3	3,006.6

Amortisation and impairment
1 January 2018	–	1,718.7	303.5	2,022.2
Charge for the year	–	275.8	38.7	314.5
Disposals	–	(0.7)	(27.3)	(28.0)
Other movements	–	–	(1.9)	(1.9)
Exchange adjustments	–	21.4	9.9	31.3
31 December 2018	–	2,015.2	322.9	2,338.1
Charge for the year	13.2	116.8	29.6	159.6
Disposals	–	(1.6)	(37.7)	(39.3)
Other movements	–	–	2.6	2.6
Exchange adjustments	–	(15.2)	(9.1)	(24.3)
Transfer to disposal group classified as held for sale	–	(835.9)	(63.0)	(898.9)
31 December 2019	13.2	1,279.3	245.3	1,537.8

Net book value
31 December 2019	1,078.2	323.6	67.0	1,468.8
31 December 2018	1,132.8	594.8	114.4	1,842.0
1 January 2018	1,081.3	829.1	108.0	2,018.4

Note
1
Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

Cash-generating Units with Significant Goodwill
Cash-generating units with significant goodwill and brands with an indefinite useful life as at 31 December are:

	Goodwill		Brands with an indefinite useful life
	2019 £m 1	2018 £m 1	2019 £m	2018 £m
GroupM	2,921.7	2,928.6	–	–
Kantar	–	2,513.0	–	–
Wunderman Thompson	2,121.9	2,101.8	409.7	424.8
VMLY&R	901.0	930.4	199.1	206.6
Ogilvy	758.6	614.4	211.1	219.1
Burson Cohn & Wolfe	739.3	711.9	130.2	135.4
Other	2,668.1	3,332.5	128.1	146.9
Total goodwill	10,110.6	13,132.6	1,078.2	1,132.8

Note
1	Figures have been restated, as described in the accounting policies.